UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Hickory Blvd. SW

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Wendy Sims

800 Hickory Blvd. SW

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
RAYTHEON CO		4.400%	2/15/2020	500,000	500,537	500,380
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	996,080	1,000,234
DISH DBS CORP		5.875%	7/15/2022	100,000	102,277	101,193
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,933	101,750
INGLES MKTS INC		5.750%	6/15/2023	200,000	156,473	158,664
DAVITA INC		5.125%	7/15/2024	200,000	200,216	204,500
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	159,375
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,731	112,500
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,685	553,770
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	489,150
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,368	232,560
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,783	217,425
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,675	215,625
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,763	370,409
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,619,845	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	531,701	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,348,678	-
				11,161,000	7,871,745	4,417,535	4.20%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	86,816	100,250
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	998,868	1,202,256
				1,300,000	1,085,684	1,302,506	1.24%

TOTAL INVESTMENTS IN FIXED INCOME				$12,461,000	$8,957,429	$5,720,041	5.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,509.00	19,596	20,326
DOUBLELINE FDS TR DBLN LOW DURATION I	49,603.18	500,000	498,016
DOUBLELINE FDS TR ULTRA SHORT	49,850.45	500,000	501,496
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,438,648
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,670,046
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,557,652
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	505,145
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	509,646
TOTAL BOND MUTUAL FUNDS		7,632,096	7,700,975	7.33%

STOCK MUTUAL FUNDS:
ALTERNATIVE
MFO MUTUAL FUND SERIES TRS	1,551.35	50,000	49,860	0.05%

TOTAL ALTERNATIVES		50,000	49,860	0.05%

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	211,860	0.20%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT	1,630.00	99,518	82,462
PZENA EMERGING MARKETS	47,531.27	500,000	464,381
VANGUARD TRUSTEES EMERGING MKT	22,255.64	500,000	482,947
		1,099,518	1,029,790	0.98%

TOTAL INTERNATIONAL EQUITIES		1,297,391	1,241,650	1.18%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	554,646	0.53%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	368,884	0.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	887,930
INVESCO INTL DIVIDEND ACHIEVERS ETF		6,600.00	99,412	110,682
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	619,118
			1,599,412	1,617,730	1.54%
Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	593,395	0.56%

Mid Cap Blend
AKRE FOCUS FUND INSTL		5,590.87	128,758	264,225	0.25%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,663,112	1.58%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	400,350
SPDR GOLD SHARES	[3]	5,000.00	486,825	746,650
VANECK VECTORS GOLD MINERS		10,832.00	273,670	314,020
			1,160,488	1,461,020	1.39%

Technology
BLACKROCK SCIENCE & TECHNOLOGY		1,507.00	49,551	51,630
COLUMBIA SELIGMAN PREMIUM		2,551.00	51,274	61,198
			100,825	112,828	0.11%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	758,780
			357,288	758,780	0.72%

TOTAL SPECIALTY FUNDS			6,094,966	7,394,620	7.04%

TOTAL STOCK MUTUAL FUNDS			7,442,357	8,686,130	8.27%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$15,074,453	$16,387,105	15.59%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	6,589,007
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,937,672
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,781,104
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	4,250,265
LITESPEED PARTNERS, LP	[2,3]	2,000,000	2,630,935
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	64,670
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	2,843,293	2,917,202
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	29,082	85,569
OLD WELL EMERGING MARKETS FUND	[2,3]	500,000	512,910
PRIVET FUND LP	[2,3]	1,000,000	1,558,319
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	176,929
STARK INVESTMENTS LP	[2,3]	22,609	61,477
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	901,296
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,152,026	1,896,114
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,445,496
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	49,123
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	47,793
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	48,105
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	47,873
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	[2,3]	250,000	250,277
TOTAL LIMITED PARTNERSHIPS		22,147,700	30,252,136	28.79%

TOTAL OTHER INVESTMENTS		$22,147,700	$30,252,136	28.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM	173,671	225,720
	4,500.00	BCE INC COM	191,785	212,040
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	42,420
	10,000.00	TELEFONICA BRASIL S.A.	144,120	138,800
	6,691.00	TELEFONICA S A SPONSORED ADR	110,735	45,030
	6,500.00	VODAFONE GROUP	169,802	127,465
			818,017	791,475	0.75%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C	641,356	1,579,087
	350.00	BAIDU INC SPON ADR REP A	61,300	43,246
	2,500.00	FACEBOOK INC CL A	418,326	504,775
			1,120,982	2,127,108	2.02%

TOTAL COMMUNICATION SERVICES			1,938,999	2,918,583	2.78%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	1,000.00	STARBUCKS CORPORATION	54,224	84,830
			54,224	84,830	0.08%

Specialty Retail	15,000.00	AUTONATION INC COM	516,838	636,600
	12,500.00	IAA, INC.	-	590,750
			516,838	1,227,350	1.17%

TOTAL CONSUMER DISCRETIONARY			571,062	1,312,180	1.25%

CONSUMER STAPLES

Discount Stores	2,500.00	DOLLAR GEN CORP COM	176,765	383,525
	10,000.00	DOLLAR TREE INC COM [3]	786,251	870,700
			963,016	1,254,225	1.19%

Food, Beverage & Tobacco	20,200.00	ALTRIA GROUP INC COM	883,636	960,106
	6,000.00	ANHEUSER-BUSCH INBEV SA/NV	522,857	451,800
	1,500.00	CONSTELLATION BRANDS CL A	136,079	282,450
	500.00	GENERAL MILLS INC COM	20,240	26,110
	2,500.00	MOLSON COORS BREWING COM C	163,316	138,950
			1,726,128	1,859,416	1.77%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM	18,418	34,271
			18,418	34,271	0.03%

TOTAL CONSUMER STAPLES			2,707,562	3,147,912	3.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

ENERGY
Energy	2,500.00	BP PLC SPONSORED ADR	98,185	90,325
	50,000.00	CAMECO CORP COM	478,185	403,500
	2,800.00	CHEVRON CORP	296,043	299,992
	2,404.00	EXXON MOBIL CORP COM	213,938	149,337
	5,800.00	OCCIDENTAL PETROLEUM COM	423,410	230,376
	5,000.00	PHILLIPS 66 COM	534,807	456,850
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	156,450
	2,000.00	SCHLUMBERGER LTD COM	87,710	67,020
	3,000.00	SUNCOR ENERGY INC COM	95,204	91,770
	9,000.00	SUNOCO INC COM	215,850	279,990
	5,000.00	VALERO ENERGY CORP COM STK	380,686	421,550
			3,019,478	2,647,160	2.52%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	54,390	0.05%

Pipelines	3,500.00	CNX MIDSTREAM PARTNERS COM	50,120	53,865
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	111,860
	8,999.00	ENBRIDGE INC	303,522	365,989
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	161,152
	5,750.00	ENLINK MIDSTREAM, LLC	56,263	28,923
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	257,700
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	20,480
	8,000.00	GOLAR LNG PARTNERS LP	140,814	54,640
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	71,200
	3,000.00	HOLLY ENERGY PARTNERS	86,820	68,490
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	38,140
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	122,760
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	84,175
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	20,080
	6,000.00	TALLGRASS ENERGY LP	125,895	133,860
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	119,100
			1,966,421	1,712,414	1.63%

TOTAL ENERGY			5,050,712	4,413,964	4.20%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,602	164,150
	3,000.00	PACWEST BANCORP DEL COM		148,845	105,150
	5,000.00	TRUIST FINANCIAL CORP COM		215,613	257,850
				461,060	527,150	0.50%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	229,250
	5,000.00	ANNALY CAP MGMT INC COM		82,125	48,800
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	42,600
	2,500.00	BERKSHIRE HATHAWAY INC CL B	3	185,406	561,075
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,404,610
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	496,600
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	449,100
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	681,774
	8,000.00	CARLYLE GROUP LP COM		194,150	259,840
	800.00	CME GROUP		129,728	173,688
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	116,450
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	276,150
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	99,740
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	31,750
	11,000.00	OXFORD LANE CAP CORP COM		118,548	98,120
	13,000.00	STARWOOD PPTY TR INC COM		286,829	333,580
				4,519,285	5,303,127	5.05%

Insurance	1,500.00	AON PLC SHS CL A		121,687	330,375
	5,000.00	OLD REP INTL CORP COM		84,276	112,750
	2,500.00	TRAVELERS COMPANIES COM		203,356	329,050
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	207,150
				558,134	979,325	0.93%

TOTAL FINANCIALS				5,538,479	6,809,602	6.48%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	199,675
	5,000.00	HOLOGIC INC COM	[3]	216,378	267,600
	4,550.00	LABORATORY CORP AMER HLDGS	[3]	511,426	798,070
	10,000.00	MCKESSON CORP COM		1,395,085	1,426,100
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	332,010
	600.00	STRYKER CORP		112,156	126,420
				2,560,715	3,149,875	3.00%

Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	202,550
	10,200.00	ALLERGAN PLC SHS		1,597,541	1,903,728
	38.00	AMGEN INC COM		5,707	8,210
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	487,000
	30,000.00	BAYER A G SPONSORED ADR		504,750	608,100
	2,592.00	ELI LILLY & CO COM		114,185	361,947
	500.00	IQVIA HOLDINGS INC COM		49,545	77,625
	500.00	MERCK & CO INC COM		26,583	42,720
	500.00	PFIZER INC COM		12,068	18,620
	1,000.00	SEATTLE GENETICS INC COM		49,131	108,390
				2,824,853	3,818,890	3.63%

TOTAL HEALTH CARE				5,385,568	6,968,765	6.63%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	79,330
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	92,680
				172,360	172,010	0.16%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	60,850
				17,412	60,850	0.06%

Transportation	6,000.00	FORTRESS TRANS INFRST COM		95,790	115,080
	5,000.00	USD PARTNERS LP COM UT REP		56,643	50,850
				152,433	165,930	0.16%

TOTAL INDUSTRIALS				342,205	398,790	0.38%

INFORMATION TECHNOLOGY

Hardware & Equipment	5,700.00	CISCO SYSTEMS INC		111,359	262,029
	6,500.00	CORNING INC COM		181,607	173,485
				292,966	435,514	0.41%

Software & Services	1,500.00	MICROSOFT CORP COM		38,227	255,345
	4,000.00	ORACLE CORP COM		110,847	209,800
				149,074	465,145	0.44%

Technology Hardware & Equipment	3,000.00	APPLE INC COM		310,629	928,530
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	91,387
	359.99	DELL TECHNOLOGIES INC COM	[3]	9,405	17,557
	1,000.00	INTEL CORP COM		23,850	63,930
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	170,970
				665,914	1,272,374	1.21%

TOTAL INFORMATION TECHNOLOGY				1,107,954	2,173,033	2.07%

MATERIALS	526.00	CORTEVA INC COM		48,606	15,212
	2,026.00	DOW CHEM CO COM		74,429	93,338
	526.00	DU PONT E I DE NEMOURS COM		48,574	26,920
	500.00	ECOLAB INC COM		52,645	98,055
	2,400.00	F M C CORP COM		192,996	229,416
TOTAL MATERIALS				417,250	462,941	0.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC	77,890	91,740
	4,500.00	BROADMARK RLTY CAP INC COM	50,674	56,520
	5,000.00	BROOKFIELD PROPERTY REIT COM	100,171	92,300
	5,000.00	CARETRUST REIT INC COM	68,082	110,900
	1,500.00	CYRUSONE INC COM	94,747	91,275
	2,000.00	DIGITAL RLTY TR INC COM	221,501	245,980
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	290,520
	3,500.00	GEO GROUP INC COM	83,062	55,300
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	340,900
	6,500.00	IRON MTN INC NEW COM	209,420	205,465
	3,000.00	JERNIGAN CAP INC COM	58,819	59,970
	4,000.00	LTC PPTYS TR INC COM R	159,295	184,640
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	332,250
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	83,900
	6,000.00	PHYSICIANS RLTY TR COM	112,435	116,100
	11,500.00	TANGER FACTORY OUTLET COM	263,890	168,245
	3,000.00	VENTAS INC COM	195,931	173,580
	500.00	W P CAREY & CO LLC COM	31,927	42,060
TOTAL REAL ESTATE			2,341,211	2,741,645	2.61%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	44,280
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	81,600
	6,500.00	DOMINION RES INC VA COM	330,756	557,375
	4,387.00	DUKE ENERGY CORP COM	334,123	428,303
	1,000.00	ENTERGY CORP NEW COM	69,388	131,520
	5,000.00	SOUTHERN CO COM	209,871	352,000
	5,641.00	UGI CORP NEW COM	581,685	234,609
	2,256.00	WEC ENERGY GROUP INC COM	89,900	225,352
TOTAL UTILITIES			1,702,049	2,055,039	1.96%

TOTAL INVESTMENTS IN COMMON STOCKS			$27,103,051	$33,402,454	31.78%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
DOCUSIGN INC PUT OPTION, $70 EXP 6/19/20	[3]	20.00	$8,026	$7,400
INVESCO QQQ PUT OPTION, $170 EXP 3/20/20	[3]	100.00	$43,954	$2,400
INVESCO QQQ PUT OPTION, $200 EXP 6/19/20	[3]	50.00	$20,277	$21,900
ISHARES RUSSELL 2000 PUT OPTION, $160 EXP 4/17/20	[3]	50.00	$16,077	$24,850
ISHARES IBOXX HI PUT OPTION, $80 EXP 3/20/20	[3]	200.00	$28,722	$1,400
			117,056	57,950	0.06%

TOTAL INVESTMENTS IN OPTIONS			$117,056	$57,950	0.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
DOCUSIGN INC PUT OPTION, $70 EXP 6/19/20	[3]	20.00	$8,026	$7,400
INVESCO QQQ PUT OPTION, $170 EXP 3/20/20	[3]	100.00	$43,954	$2,400
INVESCO QQQ PUT OPTION, $200 EXP 6/19/20	[3]	50.00	$20,277	$21,900
ISHARES RUSSELL 2000 PUT OPTION, $160 EXP 4/17/20	[3]	50.00	$16,077	$24,850
ISHARES IBOXX HI PUT OPTION, $80 EXP 3/20/20	[3]	200.00	$28,722	$1,400
			117,056	57,950	0.06%

TOTAL INVESTMENTS IN OPTIONS			$117,056	$57,950	0.06%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2020

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$187,000
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.300%	N/A	150,000.00	159,750	174,656
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	250,000.00	247,347	254,375
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	196,200
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	238,410
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.875%	N/A	150,000.00	149,812	159,717
FEDERAL HOME LOAN MTG CORP PFD	[4]	8.375%	N/A	17,527.00	185,239	192,446
FEDERAL NATIONAL MTG ASSN PFD	[4]	8.250%	N/A	17,527.00	188,789	197,529
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	231,250
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	224,765
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	151,110
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	152,853
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	336,529
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	50,860
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	260,703
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	257,500
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,473,562

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,589,758	$4,739,465	4.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
January 31, 2020

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$12,352,497	$12,352,497	11.75%

TOTAL INVESTMENTS - MARKET VALUE			102,911,648	97.92%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,182,873	2.08%

TOTAL NET ASSETS			$105,094,521	100.00%

[1]	In default
[2]	Market value determined by the Fund's Board of Directors
[3]	Non-income producing security
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
ALLERGAN PLC CALL OPTION, $190 EXP 3/20/20	[3]	(102.00)	(48,039)	(34,170)
COMMSCOPE HOLDING CALL OPTION, $14 EXP 2/12/20	[3]	(30.00)	(2,054)	(480)
SUNCOR ENERGY CALL OPTION, $35 EXP 6/19/20	[3]	(30.00)	(2,354)	(900)
VALERO ENERGY CALL OPTION, $90 EXP 6/19/20	[3]	(10.00)	(10,884)	(2,900)
TOTAL CALL OPTIONS - LIABILITIES			(63,331)	(38,450)	-0.04%

PUT OPTIONS:
FORTRESS TRANS PUT OPTION, $15 EXP 2/12/20	[3]	(30.00)	(1,524)	(270)
INTEL CORP PUT OPTION, $50 EXP 3/20/20	[3]	(20.00)	(2,694)	(320)
ISHARE RUSSELL 2000 PUT OPTION, $150 EXP 4/17/20	[3]	(50.00)	(7,073)	(11,800)
KOHLS CORP PUT OPTION, $40 EXP 6/19/20	[3]	(250.00)	(54,114)	(80,500)
MERCK & CO INC PUT OPTION, $85 EXP 5/15/20	[3]	(10.00)	(1,535)	(3,600)
POLARIS INDUSTRIES PUT OPTION, $80 EXP 6/19/20	[3]	(25.00)	(9,586)	(8,000)
VALERO ENERGY PUT OPTION, $90 EXP 3/20/20	[3]	(10.00)	(3,885)	(7,840)
TOTAL PUT OPTIONS - LIABILITIES			(80,411)	(112,330)	-0.11%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(143,742)	$(150,780)	-0.14%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2020

1.      ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.      SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.	Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2020

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2016 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2020

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2020.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,720,041	$-	$-	$5,720,041
Bond Mutual Funds	7,700,975	-	-	7,700,975
Stock Mutual Funds	8,686,130	-	-	8,686,130
Common Stocks – Publicly Traded	33,460,404	-	-	33,460,404
Preferred Stocks – Publicly Traded	4,739,465	-	-	4,739,465
Cash and Cash Equivalents	12,352,497	-	-	12,352,497
Limited Partnerships – Measured at NAV (2)	-	-	-	30,252,136
Total Investments	$72,659,512	$-	$-	$102,911,648

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2020

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(38,450)	$-	$-	$(38,450)
Put Options	(112,330)	-	-	(112,330)
Total Investments	$(150,780)	$-	$-	$(150,780)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.      UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2020, were as follows:

Gross appreciation (excess of value over tax cost)	$19,364,666
Gross depreciation (excess of tax cost over value)	(6,794,962)
Net unrealized appreciation	$12,569,704
Cost of investments for income tax purposes	$90,341,944

4.      OPTIONS WRITTEN

As of January 31, 2020, portfolio securities valued at $2,116,348 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2020 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2019	790	$156,371
Options written	712	166,363
Options terminated in closing purchase transactions	(765)	(85,079)
Options expired	(170)	(46,422)
Options exercised	(0)	(0)
Options outstanding at January 31, 2020	567	$191,233

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2020

5.      PLEDGED COLLATERAL

As of January 31, 2020, cash in the amount of $2,270,000 was pledged as collateral for put options sold by the Company.

6.      IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,735,791 and have been assigned no value at January 31, 2020.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Danny A. Gilbert

Danny A. Gilbert

Vice President and

Chief Financial Officer

March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Danny A. Gilbert

Danny A. Gilbert

Vice President and

Chief Financial Officer

March 25, 2020

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

March 25, 2020